PROPERTY, PLANT AND EQUIPMENT (Details) (USD $)	Jun. 30, 2014	Jun. 30, 2013
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 113,672,341	$ 104,722,172
Less: Accumulated depreciation	(31,327,516)	(25,225,857)
Property, plant and equipment, net	82,344,825	79,496,315
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	76,779,119	57,745,469
Machinery [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	6,375,372	5,364,308
Software [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	3,717,526	3,143,292
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	4,122,134	3,240,058
Electronic and other equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	20,681,622	18,630,226
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 1,996,568	$ 16,598,819